RELATED PARTY TRANSACTIONS - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net	$ 26,171	$ 35,568	$ 49,200
Related Party
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net	$ 126	$ 41	$ 43